Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
Quanta is providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance.
Required Disclosure of Compensation Actually Paid Versus Performance
The following table discloses compensation actually paid, as calculated under applicable SEC rules, for our Chief Executive Officer (referred to in this discussion as our principal executive officer (“PEO”)) and our non-PEO
NEOs for the fiscal years ended December 31, 2023, 2022, 2021 and 2020. Quanta’s executive compensation programs have a history of aligning pay and performance. This is demonstrated in the Company-selected measure listed below: AIP Adjusted EBITDA, which focuses on cash-based operating performance and, among other things, encourages our NEOs to grow the Company’s business, including through expanding and developing relationships with existing and potential customers and expanding service offerings in existing and adjacent markets, and to more efficiently utilize resources. AIP Adjusted EBITDA represents the largest component of the Company’s annual incentive plan for each of the years listed below and represents a primary driver of improvement in ROIC, which is the largest component of the Company’s long-term incentive plan for each of the years listed below. For additional detail regarding the overall structure of our annual and long-term incentive plans, see
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2023
.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	AIP Adjusted EBITDA ($) (5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)
2023	14,624,532	37,757,134	4,218,658	9,181,936	536.01	186.32	750,689,000	1,930,299,000

2022	12,038,960	39,769,586	4,356,762	10,990,868	353.32	163.33	511,643,000	1,661,473,000

2021	10,967,217	48,236,319	4,353,114	13,991,741	283.50	160.00	491,983,000	1,176,043,000

2020	9,802,905	34,539,536	3,524,134	9,724,273	177.74	114.86	451,959,000	1,065,502,000

(1)	Our PEO included in the table above for each of 2023, 2022, 2021 and 2020 is Earl C. Austin Jr.
(2)
The table below sets forth adjustments made to our PEO’s and each of our non-PEO
NEOs’ total compensation reported in the Summary Compensation Table for the year ended 2023 to determine compensation actually paid. Adjustments utilized in 2022, 2021, and 2020 can be found in the Company’s 2023 Proxy Statement.

	2023
	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	14,624,532	4,218,658

Deduction for Summary Compensation Table Total for Stock Awards	(10,562,602)	(2,612,040)

Increase based on Value of Current Year Awards Outstanding and Unvested at Year End (a)	11,980,655	2,700,411

Increase based on Value of Current Year Awards that Vested in Current Year (a)	–	8,170

Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and Unvested at Year End (a)	9,116,076	2,152,350

Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year (a)	12,598,473	2,714,387

Compensation Actually Paid	37,757,134	9,181,936

(a)
The fair value of equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
Reflects the average total compensation of our
non-PEO
NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO
NEOs included in the table above are the following individuals: for 2023, Jayshree Desai, Redgie Probst, Derrick Jensen, Gerald A. (BJ) Ducey, Jr. and Paul Gregory; for 2022, Jayshree Desai, Paul Gregory, Redgie Probst and Derrick Jensen; and for 2021 and 2020, Derrick Jensen, Paul Gregory, Redgie Probst and Donald Wayne.

(4)
The Company’s peer group for purposes of Item 201(e)(ii) of Regulation
S-K
was utilized for purposes of calculating peer group TSR. Such peer group includes: AECOM, Dycom Industries, Inc., EMCOR Group Inc., Fluor Corporation, Jacobs Solutions Inc., KBR, Inc., MasTec, Inc., MYR Group Inc. and Primoris Services Corporation. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table, and assumes that all dividends, if any, were reinvested.

(5)
AIP Adjusted EBITDA is the financial measure from the tabular list of most important measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted EBITDA is defined in
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2023 – Annual Incentive Plan
and is a
non-GAAP
financial measure. For a reconciliation of AIP Adjusted EBITDA to operating income for the year ended 2023 determined in accordance with GAAP, see Appendix A to this Proxy Statement.

Company Selected Measure Name	AIP Adjusted EBITDA
Named Executive Officers, Footnote	Our
non-PEO
	NEOs included in the table above are the following individuals: for 2023, Jayshree Desai, Redgie Probst, Derrick Jensen, Gerald A. (BJ) Ducey, Jr. and Paul Gregory; for 2022, Jayshree Desai, Paul Gregory, Redgie Probst and Derrick Jensen; and for 2021 and 2020, Derrick Jensen, Paul Gregory, Redgie Probst and Donald Wayne.
Peer Group Issuers, Footnote	The Company’s peer group for purposes of Item 201(e)(ii) of Regulation
S-K
	was utilized for purposes of calculating peer group TSR. Such peer group includes: AECOM, Dycom Industries, Inc., EMCOR Group Inc., Fluor Corporation, Jacobs Solutions Inc., KBR, Inc., MasTec, Inc., MYR Group Inc. and Primoris Services Corporation. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table, and assumes that all dividends, if any, were reinvested.
PEO Total Compensation Amount	$ 14,624,532	$ 12,038,960	$ 10,967,217	$ 9,802,905
PEO Actually Paid Compensation Amount	$ 37,757,134	39,769,586	48,236,319	34,539,536
Adjustment To PEO Compensation, Footnote
(2)
The table below sets forth adjustments made to our PEO’s and each of our non-PEO
NEOs’ total compensation reported in the Summary Compensation Table for the year ended 2023 to determine compensation actually paid. Adjustments utilized in 2022, 2021, and 2020 can be found in the Company’s 2023 Proxy Statement.

	2023
	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	14,624,532	4,218,658

Deduction for Summary Compensation Table Total for Stock Awards	(10,562,602)	(2,612,040)

Increase based on Value of Current Year Awards Outstanding and Unvested at Year End (a)	11,980,655	2,700,411

Increase based on Value of Current Year Awards that Vested in Current Year (a)	–	8,170

Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and Unvested at Year End (a)	9,116,076	2,152,350

Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year (a)	12,598,473	2,714,387

Compensation Actually Paid	37,757,134	9,181,936

Non-PEO NEO Average Total Compensation Amount	$ 4,218,658	4,356,762	4,353,114	3,524,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,181,936	10,990,868	13,991,741	9,724,273
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below sets forth adjustments made to our PEO’s and each of our non-PEO
NEOs’ total compensation reported in the Summary Compensation Table for the year ended 2023 to determine compensation actually paid. Adjustments utilized in 2022, 2021, and 2020 can be found in the Company’s 2023 Proxy Statement.

	2023
	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	14,624,532	4,218,658

Deduction for Summary Compensation Table Total for Stock Awards	(10,562,602)	(2,612,040)

Increase based on Value of Current Year Awards Outstanding and Unvested at Year End (a)	11,980,655	2,700,411

Increase based on Value of Current Year Awards that Vested in Current Year (a)	–	8,170

Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and Unvested at Year End (a)	9,116,076	2,152,350

Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year (a)	12,598,473	2,714,387

Compensation Actually Paid	37,757,134	9,181,936

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus AIP Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Company TSR and Peer Group TSR
Tabular List, Table
Required Tabular List of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance
As required by SEC rules, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2023
.

2023 Most Important Measures
AIP Adjusted EBITDA	ROIC
AIP Adjusted EBITDA Margin	Relative TSR
Safety Performance

Total Shareholder Return Amount	$ 536.01	353.32	283.5	177.74
Peer Group Total Shareholder Return Amount	186.32	163.33	160	114.86
Net Income (Loss)	$ 750,689,000	$ 511,643,000	$ 491,983,000	$ 451,959,000
Company Selected Measure Amount	1,930,299,000	1,661,473,000	1,176,043,000	1,065,502,000
PEO Name	Earl C. Austin Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA
Non-GAAP Measure Description	AIP Adjusted EBITDA is the financial measure from the tabular list of most important measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted EBITDA is defined in
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2023 – Annual Incentive Plan
and is a
non-GAAP
	financial measure. For a reconciliation of AIP Adjusted EBITDA to operating income for the year ended 2023 determined in accordance with GAAP, see Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Safety Performance
PEO | Deduction for Summary Compensation Table Total for Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,562,602)
PEO | Increase based on Value of Current Year Awards Outstanding and unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,980,655
PEO | Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,116,076
PEO | Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,598,473
Non-PEO NEO | Deduction for Summary Compensation Table Total for Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,612,040)
Non-PEO NEO | Increase based on Value of Current Year Awards Outstanding and unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,700,411
Non-PEO NEO | Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,152,350
Non-PEO NEO | Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,714,387
Non-PEO NEO | Increase based on Value of Current Year Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,170